Investment Strategy	Oct. 05, 2026
Harbor Arena Structured Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with distributions (current income) through exposure to an index designed to replicate the performance of a diversified portfolio of synthetic autocallable notes. An autocallable note is a type of structured product that pays income (or coupons) based on the performance of a reference asset or index.Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus borrowings for investment purposes, in unfunded total return swaps referencing the NYSE Structured Autocallable Income Index (the “Autocallable Index”). For purposes of determining compliance with this 80% investment policy, the Fund values such swaps at their notional value. Swaps are derivatives used to provide exposure to the performance of an underlying reference asset without requiring the Fund to purchase that asset directly. An unfunded total return swap is a derivative contract with a counterparty under which the Fund obtains economic exposure to the Autocallable Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Autocallable Index while generally holding cash or other assets to meet collateral and liquidity requirements.Through its use of derivatives to gain exposure to the Autocallable Index, the Fund seeks to generate current income in exchange for accepting significant equity-market risk. The Fund obtains exposure to a laddered portfolio of notes with different starting dates throughout the year so that the equity index performance linked to each note will normally produce a different outcome for each note. Each synthetic autocallable note included in the Autocallable Index is linked to three specially designed U.S. equity indexes, with the weakest-performing of the three indexes generally determining how the note performs, as follows:■Contingent Coupon Payments: Each note generates a monthly coupon if, on the monthly measurement date, the weakest index is at least 70% of its level when that note began – that is, if it has not declined by more than 30%. If the weakest index is below that level on the measurement date, the coupon is deferred and may be paid later under the note’s memory feature, but it may never be paid. ■Autocall Outcomes: If the weakest index is at or above its starting level on a quarterly call date, the note ends early and is replaced with a new note. ■Maturity Outcomes: If a note reaches maturity and the weakest index is at least 70% of its starting level, the note repays its full starting amount. If the weakest index is below 70% at maturity, however, the note generally reflects the weakest index’s entire percentage decline from its starting level – not merely the amount below 70% – and the Fund may suffer a substantial loss.In return for accepting these risks, the Fund seeks to provide current income in the form of monthly distributions. Those distributions are separate from the coupons generated by the notes, are not guaranteed, may include return of capital, and may be reduced or discontinued. The Fund does not provide principal protection or participation in stock market gains, and its share price may decline significantly, including during periods when some notes are generating coupons or the Fund is making distributions.The Fund’s investment adviser is Harbor Capital Advisors, Inc. (the “Advisor”).Swap Reference Index: The Autocallable IndexThe Autocallable Index is a rules-based index calculated, maintained, administered and published by ICE Data Indices, LLC. The Autocallable Index seeks to replicate the total return performance of a laddered portfolio of synthetic autocallable notes. The Autocallable Index consists of a theoretical portfolio of approximately 52 synthetic autocallable notes arranged in a laddered structure with staggered entry points, observation dates and maturity dates. A portfolio with a “laddered structure” consists of multiple positions with multiple expiration dates, to reduce the risk of reinvesting a large portion of assets in unfavorable market environments. The laddered structure is intended to diversify market entry points and maturity profiles and may help smooth the contingent coupon profile over time. It does not, however, eliminate the risk of substantial losses during broad or prolonged equity-market declines. Autocallable Index Components: Synthetic Autocallable NotesEach synthetic autocallable note in the Autocallable Index references three underlying indexes (with payouts generally based on the worst-performing of the three indexes, as described further below) (each, an “Underlying Index”, and collectively the “Underlying Indexes”). Each Underlying Index tracks volatility- and correlation-adjusted exposure to the performance of one of three underlying exchange-traded funds. The underlying exchange-traded funds are the SPDR S&P 500 ETF Trust (“SPY”), Invesco QQQ Trust (“QQQ”) and iShares Russell 2000 ETF (“IWM”) (each, an “Underlying ETF”, and collectively, the “Underlying ETFs”).Each Underlying Index methodology is expected to apply a volatility-control mechanism that seeks to target a volatility level of 25% and a correlation-control mechanism that seeks to target a pairwise correlation level of 85%. Each Underlying Index will be calculated on an excess return basis and will be subject to the following embedded costs: transaction cost, applied to changes in the Underlying Index exposure; holding cost, an annualized charge on the Underlying Index exposure; decrement, an annualized deduction from the composite Underlying Index (3% per annum on SPY and QQQ and 2% per annum on IWM); and financing cost based on the most recent effective federal funds rate. These deductions will reduce the level and performance of the Autocallable Index and the Underlying Indexes and, therefore, may reduce the Fund’s returns. In general, the higher the volatility level targeted for each Underlying Index, the greater the risk that a synthetic autocallable note referencing the Underlying Indexes will not earn coupon payments. If a synthetic autocallable note does not earn a coupon payment, such coupon payment will not be reflected in the Autocallable Index, which may negatively impact the Fund’s performance. The Underlying Index methodology for each Underlying Index may apply leverage to the exposure provided by the Underlying ETFs, which means the Underlying Index may reflect more than one dollar of exposure to those Underlying ETFs for each dollar of index value. The amount of leverage may vary based on prevailing market volatility, interest rates, expected coupon levels and other pricing inputs. Greater leverage may support higher potential coupon levels, but the use of leverage magnifies the effect of changes in the Underlying ETFs, increases exposure to the worst-performing Underlying Index and may increase the likelihood that coupons will not be reflected or that a maturity barrier will be breached.Contingent coupon payments, autocall outcomes and maturity outcomes of the synthetic autocallable notes represented in the Autocallable Index will be determined over the term of each applicable note by reference to the worst-performing Underlying Index. This structure is intended to provide the potential to limit downside losses for a given synthetic autocallable note represented in the Autocallable Index because the note generally will not participate in losses unless the maturity barrier applicable to the note under the Autocallable Index methodology is breached at maturity. If that maturity barrier is breached, however, the applicable synthetic autocallable note will be exposed to the entirety of the losses of the worst-performing Underlying Index on a one-to-one basis, offset by any coupons reflected by that synthetic autocallable note. As a result, the Autocallable Index may reflect adverse performance of one Underlying Index even if the other Underlying Indexes perform more favorably. There is no guarantee that the Fund will make distributions or that a synthetic autocallable note represented in the Autocallable Index will limit downside losses relative to an Underlying Index. The Fund may lose money. The potential to limit downside losses relative to the worst-performing Underlying Index is not the same as principal protection for an investor’s investment in the Fund, and shareholders may lose some or all of their investment in the Fund.Synthetic Autocallable Notes: Description of TermsThe synthetic autocallable notes represented in the Autocallable Index will have the following terms:TermDescriptionExpected ParametersCoupon PaymentA contingent payment amount that applies for a synthetic autocallable note if the applicable reference value is at or above a specified level on a specified observation date. Evaluated on each Coupon Observation Date until maturity.MonthlyMemory CouponA feature under which a Coupon Payment that is not reflected for a Coupon Observation Date is deferred and accumulated. On the next Coupon Observation Date, or at maturity or autocall, if the Coupon Barrier is met or exceeded by the worst-performing Underlying Index, the Coupon Payment then due is paid together with all previously deferred coupons. The Memory Coupon feature does not guarantee that any Coupon Payment will be reflected.YesCoupon Barrier LevelThe level that must be met or exceeded by the worst-performing Underlying Index on a Coupon Observation Date for a Coupon Payment to be reflected for that period.70%Coupon Observation DatePeriodic dates (expected to occur on a monthly basis) throughout the life of the synthetic autocallable note on which each Underlying Index is measured to evaluate the worst-performing Underlying Index against the Coupon Barrier Level.MonthlyAutocallable LevelThe level of the worst-performing Underlying Index at which the synthetic autocallable note will be automatically called, if the value of the worst-performing Underlying Index meets or exceeds such level on a Call Observation Date. Typically, the Autocallable Level will be set at the initial value of the applicable Underlying Index upon inclusion of the synthetic autocallable note in the Autocallable Index.As describedNo-Call PeriodPeriod during which a synthetic autocallable note cannot be called, regardless of the performance of the Underlying Indexes (e.g., three months).Minimum of 3 months following inclusion of the synthetic autocallable note in the Autocallable Index; 3 to 12 months for replacement notes per the Autocallable Index methodologyCall Observation DatePeriodic dates (expected to occur on a quarterly basis or every three months) through the life of the synthetic autocallable note on which each Underlying Index is measured to evaluate the worst-performing Underlying Index against the Autocallable Level (if outside the No-Call Period).QuarterlyMaturity DateDate on which the synthetic autocallable note expires, and amounts are paid out by the parties.33 months following the synthetic autocallable note’s first call date; 3 years to 3 years and 9 months following inclusion of the synthetic autocallable note in the Autocallable Index. Every synthetic autocallable note has exactly 12 quarterly Call Observation DatesMaturity Barrier LevelThreshold amount of loss of the worst-performing Underlying Index which, on the Maturity Date, determines the payout reflected under the synthetic autocallable note. If the Maturity Barrier Level is not breached, the hypothetical payout of the synthetic autocallable note will reflect the return of the notional amount allocated to the synthetic autocallable note. If the Maturity Barrier Level is breached, the Autocallable Index will reflect the percentage of losses experienced by the worst-performing Underlying Index over the duration of the synthetic autocallable note, offset by cumulative Coupon Payments reflected by the note.70%Autocallable Index Performance OutcomesThe performance of the Underlying Indexes for each synthetic autocallable note in the Autocallable Index is evaluated at one of three categories of measurement dates: (1) the Coupon Observation Dates; (2) the Call Observation Dates; and (3) the Maturity Date. Below is a sample hypothetical payout structure of a synthetic autocallable note:Evaluation TimingWorst-Performing Underlying Index LevelAutocallable Index OutcomeCoupon Observation Date EvaluationAt or above the Coupon Barrier LevelThe Coupon Payment is reflected and the synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any gains or losses of the worst-performing Underlying Index on that observation date.Below the Coupon Barrier LevelThe Coupon Payment is not reflected for that period, but the synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any losses of the worst-performing Underlying Index on that observation date.Call Observation Date EvaluationAt or above the Autocallable LevelThe synthetic autocallable note is automatically called and matures early. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any gains of the worst-performing Underlying Index beyond any Coupon Payments reflected under the index methodology.Below the Autocallable LevelThe synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any losses of the worst-performing Underlying Index on that Call Observation Date.Maturity Date EvaluationAt or above the Maturity Barrier LevelThe synthetic autocallable note returns the notional amount allocated to that note. The Autocallable Index, through the applicable synthetic autocallable note, experiences no gains or losses of the worst-performing Underlying Index over the duration of the note; gains, if any, are limited to cumulative Coupon Payments reflected by the note.Below the Maturity Barrier LevelThe synthetic autocallable note returns the notional amount allocated to that note, minus the entirety of the percentage losses of the worst-performing Underlying Index over the duration of the note. Losses are equal to the losses of the worst-performing Underlying Index, offset by cumulative Coupon Payments reflected by the note.Each synthetic autocallable note in the Autocallable Index is expected to have substantially similar structural terms. In general, each synthetic autocallable note is expected to have a term of approximately three years and an initial No-Call Period of approximately three months. It is anticipated that the Coupon Barrier Levels for the Autocallable Index will be approximately 70% of the Autocallable Level and the Maturity Barrier Levels for the Autocallable Index will be approximately 70% of the Autocallable Level. During its term, each synthetic autocallable note is expected to reflect a contingent coupon on scheduled monthly Coupon Observation Dates, provided that the applicable reference value determined for the worst-performing Underlying Index remains at or above a specified coupon barrier on the relevant observation date. Following the No-Call Period, if the applicable reference value for the worst-performing Underlying Index reaches or exceeds a specified autocallable barrier on a scheduled quarterly Call Observation Date, the synthetic autocallable note will be deemed to mature early, and the associated notional exposure will be replaced with a new synthetic autocallable note within the Autocallable Index. Although each synthetic autocallable note’s return profile depends indirectly on the performance of the Underlying ETFs, after giving effect to the Underlying Index methodology, positive returns generally are expected to be reflected through coupons, and the synthetic autocallable notes generally will not participate in any capital appreciation or other gains of the Underlying Indexes and/or Underlying ETFs.Each synthetic autocallable note is expected to include a Memory Coupon feature, which may have a cumulative or “snowballing” effect, under which a Coupon Payment that was not reflected for a prior Coupon Observation Date may be carried forward and reflected on a later Coupon Observation Date or upon an autocall if the applicable conditions under the Autocallable Index methodology are satisfied. The Memory Coupon feature does not guarantee that any Coupon Payment, including any carried-forward Coupon Payment, will be made.The Autocallable Index is normally reconstituted and rebalanced weekly. Synthetic autocallable notes that are called or mature generally will be replaced with newly originated synthetic autocallable notes having substantially similar parameters, and Coupon Payments, termination proceeds and other cash flows generally will be reinvested in replacement positions or reflected in the calculation of the Autocallable Index. The tables below set forth examples of favorable, medium, and unfavorable payout and return scenarios on various observation dates during the life of a synthetic autocallable note based on the performance of the Underlying Indexes:FavorableObservationWorst-of (% of initial)OutcomeMonth 1108%Above the Coupon Barrier Level: Coupon Payment paid.Month 2104%Above the Coupon Barrier Level: Coupon Payment paid.Month 3 (Call Observation Date)102%At or above 100% on a quarterly Call Observation Date: note autocalled. Final Coupon Payment paid; principal returned in full.MediumObservationWorst-of (% of initial)OutcomeMonth 196%Above the Coupon Barrier Level: Coupon Payment paid.Month 266%Below the Coupon Barrier Level: Coupon Payment deferred into Memory Coupon, not lost. Note continues.Month 3 (Call Observation Date)84%Back above the Coupon Barrier Level: Memory Coupon and current Coupon Payment both paid. Note continues; the principal test occurs only at Maturity Date.UnfavorableObservationWorst-of (% of initial)OutcomeMonth 3458%Below the Coupon Barrier Level: Coupon Payment deferred.Month 3555%Below the Coupon Barrier Level: Coupon Payment deferred.Month 36 (Maturity Date)62%Below the 70% Maturity Barrier Level at the final Call Observation Date: no final Coupon Payment, all deferred Coupon Payments forfeited, and principal not protected. The loss equals the worst-of Underlying Index’s full decline from its initial level.Other Fund FeaturesCoupons reflected by synthetic autocallable notes in the Autocallable Index are distinct from the Fund’s distributions to shareholders. The Fund expects to make periodic monthly distributions in amounts that are determined in part by reference to the Autocallable Index, although distributions are not guaranteed and the amount and timing of distributions may vary. Whether the Fund makes distributions is not contingent on the synthetic autocallable notes in the Autocallable Index reflecting earned coupons. Because the Fund may seek to make regular periodic distributions, distributions may at times exceed the Fund’s current and accumulated earnings and profits. To the extent that occurs, a portion of the Fund’s distributions may be treated as a return of capital for federal income tax purposes. Distributions treated as a return of capital reduce a shareholder’s tax basis in Fund shares and generally increase the amount of gain or decrease the amount of loss recognized upon a later sale.The Fund is actively managed and will not seek to replicate or track the Autocallable Index. In addition to the swaps referencing the Autocallable Index, the Fund will invest the remainder of its assets in U.S. Treasury securities (generally expected to have remaining maturities of one year or less), cash, cash equivalents as well as other U.S. Treasury securities, eligible collateral investments and ETFs that provide exposure to U.S. Treasury securities, box spreads and/or other interest-rate instruments, including ETFs advised by the Advisor or its affiliates and ETFs advised by unaffiliated investment advisers. “Box spreads” are options-based positions designed to seek a fixed payment at expiration while minimizing exposure to movements in the value of an underlying reference asset. The options contracts comprising the box spreads may include FLexible EXchange® option contracts (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund initially expects to enter into swap agreements with a single counterparty. The identity of the Fund’s swap counterparty (or counterparties) at any given time will be available as part of the Fund’s daily holdings disclosure, which is provided on harborcapital.com on each business day prior to the opening of regular trading on the listing exchange. The Fund expects to enter into swap agreements with counterparties that either have publicly available financial information or are subsidiaries of parent companies that have publicly available financial information.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.The Advisor has entered into a license and services arrangement with Arena Private Wealth (“Arena”) to permit the use of the term “Arena” in the Fund’s name. Arena is not a sponsor, distributor, promoter or investment adviser to the Fund. Arena is a wealth management firm that has significant experience developing and utilizing autocallable notes in its wealth management practice for its clients. The Advisor utilized Arena’s deep skill and experience and resulting intellectual property to better understand the structured note marketplace in connection with the Advisor’s development of the Fund concept. Arena’s intellectual property was not used to construct the Autocallable Index. ICE Data Indices, LLC is the index provider and as such administers, calculates and publishes the Autocallable Index. The Fund was developed to provide an exchange-traded means of obtaining exposure to an autocallable strategy intended to address certain investment objectives that Arena has historically sought to pursue for its clients through individual autocallable notes. Arena has no responsibility for the day-to-day management of the Fund or the day-to-day operation of the Autocallable Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with distributions (current income) through exposure to an index designed to replicate the performance of a diversified portfolio of synthetic autocallable notes. An autocallable note is a type of structured product that pays income (or coupons) based on the performance of a reference asset or index.The Fund obtains exposure to a laddered portfolio of notes with different starting dates throughout the year so that the equity index performance linked to each note will normally produce a different outcome for each note. Each synthetic autocallable note included in the Autocallable Index is linked to three specially designed U.S. equity indexes, with the weakest-performing of the three indexes generally determining how the note performs, as follows:■Contingent Coupon Payments: Each note generates a monthly coupon if, on the monthly measurement date, the weakest index is at least 70% of its level when that note began – that is, if it has not declined by more than 30%. If the weakest index is below that level on the measurement date, the coupon is deferred and may be paid later under the note’s memory feature, but it may never be paid. ■Autocall Outcomes: If the weakest index is at or above its starting level on a quarterly call date, the note ends early and is replaced with a new note. ■Maturity Outcomes: If a note reaches maturity and the weakest index is at least 70% of its starting level, the note repays its full starting amount. If the weakest index is below 70% at maturity, however, the note generally reflects the weakest index’s entire percentage decline from its starting level – not merely the amount below 70% – and the Fund may suffer a substantial loss.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus borrowings for investment purposes, in unfunded total return swaps referencing the NYSE Structured Autocallable Income Index (the “Autocallable Index”). For purposes of determining compliance with this 80% investment policy, the Fund values such swaps at their notional value.
Harbor Structured High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with distributions (current income) through exposure to an index designed to replicate the performance of a diversified portfolio of synthetic autocallable notes. An autocallable note is a hybrid financial instrument that pays income (or coupons) based on the performance of a reference asset or index.Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus borrowings for investment purposes, in unfunded total return swaps referencing the NYSE Structured Autocallable High Income Index (the “Autocallable Index”). For purposes of determining compliance with this 80% investment policy, the Fund values such swaps at their notional value. Swaps are derivatives used to provide exposure to the performance of an underlying reference asset without requiring the Fund to purchase that asset directly. An unfunded total return swap is a derivative contract with a counterparty under which the Fund obtains economic exposure to the Autocallable Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Autocallable Index while generally holding cash or other assets to meet collateral and liquidity requirements.Through its use of derivatives to gain exposure to the Autocallable Index, the Fund seeks to generate current income in exchange for accepting significant equity-market risk. The Fund obtains exposure to a laddered portfolio of notes with different starting dates throughout the year so that the equity index performance linked to each note will normally produce a different outcome for each note. Each synthetic autocallable note included in the Autocallable Index is linked to three specially designed U.S. equity indexes, with the weakest-performing of the three indexes generally determining how the note performs, as follows:■Contingent Coupon Payments: Each note generates a monthly coupon if, on the monthly measurement date, the weakest index is at least 65% of its level when that note began – that is, if it has not declined by more than 35%. If the weakest index is below that level on the measurement date, the coupon is deferred and may be paid later under the note’s memory feature, but it may never be paid. ■Autocall Outcomes: If the weakest index is at or above its starting level on a quarterly call date, the note ends early and is replaced with a new note. ■Maturity Outcomes: If a note reaches maturity and the weakest index is at least 65% of its starting level, the note repays its full starting amount. If the weakest index is below 65% at maturity, however, the note generally reflects the weakest index’s entire percentage decline from its starting level – not merely the amount below 65% – and the Fund may suffer a substantial loss.In return for accepting these risks, the Fund seeks to provide current income in the form of monthly distributions. Those distributions are separate from the coupons generated by the notes, are not guaranteed, may include return of capital, and may be reduced or discontinued. The Fund does not provide principal protection or participation in stock market gains, and its share price may decline significantly, including during periods when some notes are generating coupons or the Fund is making distributions.The Fund’s investment adviser is Harbor Capital Advisors, Inc. (the “Advisor”). Swap Reference Index: The Autocallable IndexThe Autocallable Index is a rules-based index calculated, maintained, administered and published by ICE Data Indices, LLC. The Autocallable Index seeks to replicate the total return performance of a laddered portfolio of synthetic autocallable notes. The Autocallable Index consists of a theoretical portfolio of approximately 52 synthetic autocallable notes arranged in a laddered structure with staggered entry points, observation dates and maturity dates. A portfolio with a “laddered structure” consists of multiple positions with multiple expiration dates, to reduce the risk of reinvesting a large portion of assets in unfavorable market environments. The laddered structure is intended to diversify market entry points and maturity profiles and may help smooth the contingent coupon profile over time. It does not, however, eliminate the risk of substantial losses during broad or prolonged equity-market declines. Autocallable Index Components: Synthetic Autocallable NotesEach synthetic autocallable note in the Autocallable Index references three underlying indexes (with payouts generally based on the worst-performing of the three indexes, as described further below) (each, an “Underlying Index”, and collectively the “Underlying Indexes”). Each Underlying Index tracks volatility- and correlation-adjusted exposure to the performance of one of three underlying exchange-traded funds. The underlying exchange-traded funds are the SPDR S&P 500 ETF Trust (“SPY”), Invesco QQQ Trust (“QQQ”) and iShares Russell 2000 ETF (“IWM”) (each, an “Underlying ETF”, and collectively, the “Underlying ETFs”).Each Underlying Index methodology is expected to apply a volatility-control mechanism that seeks to target a volatility level of 30% and a correlation-control mechanism that seeks to target a pairwise correlation level of 85%. Each Underlying Index will be calculated on an excess return basis and will be subject to the following embedded costs: transaction cost, applied to changes in the Underlying Index exposure; holding cost, an annualized charge on the Underlying Index exposure; decrement, an annualized deduction from the composite Underlying Index (5% per annum on each of SPY, QQQ and IWM); and financing cost based on the most recent effective federal funds rate. These deductions will reduce the level and performance of the Autocallable Index and the Underlying Indexes and, therefore, may reduce the Fund’s returns. In general, the higher the volatility level targeted for each Underlying Index, the greater the risk that a synthetic autocallable note referencing the Underlying Indexes will not earn coupon payments. If a synthetic autocallable note does not earn a coupon payment, such coupon payment will not be reflected in the Autocallable Index, which may negatively impact the Fund’s performance. The Underlying Index methodology for each Underlying Index may apply leverage to the exposure provided by the Underlying ETFs, which means the Underlying Index may reflect more than one dollar of exposure to those Underlying ETFs for each dollar of index value. The amount of leverage may vary based on prevailing market volatility, interest rates, expected coupon levels and other pricing inputs. Greater leverage may support higher potential coupon levels, but the use of leverage magnifies the effect of changes in the Underlying ETFs, increases exposure to the worst-performing Underlying Index and may increase the likelihood that coupons will not be reflected or that a maturity barrier will be breached.Contingent coupon payments, autocall outcomes and maturity outcomes of the synthetic autocallable notes represented in the Autocallable Index will be determined over the term of each applicable note by reference to the worst-performing Underlying Index. This structure is intended to provide the potential to limit downside losses for a given synthetic autocallable note represented in the Autocallable Index because the note generally will not participate in losses unless the maturity barrier applicable to the note under the Autocallable Index methodology is breached at maturity. If that maturity barrier is breached, however, the applicable synthetic autocallable note will be exposed to the entirety of the losses of the worst-performing Underlying Index on a one-to-one basis, offset by any coupons reflected by that synthetic autocallable note. As a result, the Autocallable Index may reflect adverse performance of one Underlying Index even if the other Underlying Indexes perform more favorably. There is no guarantee that the Fund will make distributions or that a synthetic autocallable note represented in the Autocallable Index will limit downside losses relative to an Underlying Index. The Fund may lose money. The potential to limit downside losses relative to the worst-performing Underlying Index is not the same as principal protection for an investor’s investment in the Fund, and shareholders may lose some or all of their investment in the Fund.Synthetic Autocallable Notes: Description of TermsThe synthetic autocallable notes represented in the Autocallable Index will have the following terms:TermDescriptionExpected ParametersCoupon PaymentA contingent payment amount that applies for a synthetic autocallable note if the applicable reference value is at or above a specified level on a specified observation date. Evaluated on each Coupon Observation Date until maturity.MonthlyMemory CouponA feature under which a Coupon Payment that is not reflected for a Coupon Observation Date is deferred and accumulated. On the next Coupon Observation Date, or at maturity or autocall, if the Coupon Barrier is met or exceeded by the worst-performing Underlying Index, the Coupon Payment then due is paid together with all previously deferred coupons. The Memory Coupon feature does not guarantee that any Coupon Payment will be reflected.YesCoupon Barrier LevelThe level that must be met or exceeded by the worst-performing Underlying Index on a Coupon Observation Date for a Coupon Payment to be reflected for that period.65%Coupon Observation DatePeriodic dates (expected to occur on a monthly basis) throughout the life of the synthetic autocallable note on which each Underlying Index is measured to evaluate the worst-performing Underlying Index against the Coupon Barrier Level.MonthlyAutocallable LevelThe level of the worst-performing Underlying Index at which the synthetic autocallable note will be automatically called, if the value of the worst-performing Underlying Index meets or exceeds such level on a Call Observation Date. Typically, the Autocallable Level will be set at the initial value of the applicable Underlying Index upon inclusion of the synthetic autocallable note in the Autocallable Index.As describedNo-Call PeriodPeriod during which a synthetic autocallable note cannot be called, regardless of the performance of the Underlying Indexes (e.g., three months).Minimum of 3 months following inclusion of the synthetic autocallable note in the Autocallable Index; 3 to 12 months for replacement notes per the Autocallable Index methodologyCall Observation DatePeriodic dates (expected to occur on a quarterly basis or every three months) through the life of the synthetic autocallable note on which each Underlying Index is measured to evaluate the worst-performing Underlying Index against the Autocallable Level (if outside the No-Call Period).QuarterlyMaturity DateDate on which the synthetic autocallable note expires, and amounts are paid out by the parties.33 months following the synthetic autocallable note’s first call date; 3 years to 3 years and 9 months following inclusion of the synthetic autocallable note in the Autocallable Index. Every synthetic autocallable note has exactly 12 quarterly Call Observation DatesMaturity Barrier LevelThreshold amount of loss of the worst-performing Underlying Index which, on the Maturity Date, determines the payout reflected under the synthetic autocallable note. If the Maturity Barrier Level is not breached, the hypothetical payout of the synthetic autocallable note will reflect the return of the notional amount allocated to the synthetic autocallable note. If the Maturity Barrier Level is breached, the Autocallable Index will reflect the percentage of losses experienced by the worst-performing Underlying Index over the duration of the synthetic autocallable note, offset by cumulative Coupon Payments reflected by the note.65%Autocallable Index Performance OutcomesThe performance of the Underlying Indexes for each synthetic autocallable note in the Autocallable Index is evaluated at one of three categories of measurement dates: (1) the Coupon Observation Dates; (2) the Call Observation Dates; and (3) the Maturity Date. Below is a sample hypothetical payout structure of a synthetic autocallable note:Evaluation TimingWorst-Performing Underlying Index LevelAutocallable Index OutcomeCoupon Observation Date EvaluationAt or above the Coupon Barrier LevelThe Coupon Payment is reflected and the synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any gains or losses of the worst-performing Underlying Index on that observation date.Below the Coupon Barrier LevelThe Coupon Payment is not reflected for that period, but the synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any losses of the worst-performing Underlying Index on that observation date.Call Observation Date EvaluationAt or above the Autocallable LevelThe synthetic autocallable note is automatically called and matures early. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any gains of the worst-performing Underlying Index beyond any Coupon Payments reflected under the index methodology.Below the Autocallable LevelThe synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any losses of the worst-performing Underlying Index on that Call Observation Date.Maturity Date EvaluationAt or above the Maturity Barrier LevelThe synthetic autocallable note returns the notional amount allocated to that note. The Autocallable Index, through the applicable synthetic autocallable note, experiences no gains or losses of the worst-performing Underlying Index over the duration of the note; gains, if any, are limited to cumulative Coupon Payments reflected by the note.Below the Maturity Barrier LevelThe synthetic autocallable note returns the notional amount allocated to that note, minus the entirety of the percentage losses of the worst-performing Underlying Index over the duration of the note. Losses are equal to the losses of the worst-performing Underlying Index, offset by cumulative Coupon Payments reflected by the note.Each synthetic autocallable note in the Autocallable Index is expected to have substantially similar structural terms. In general, each synthetic autocallable note is expected to have a term of approximately three years and an initial No-Call Period of approximately three months. It is anticipated that the Coupon Barrier Levels for the Autocallable Index will be approximately 65% of the Autocallable Level and the Maturity Barrier Levels for the Autocallable Index will be approximately 65% of the Autocallable Level. During its term, each synthetic autocallable note is expected to reflect a contingent coupon on scheduled monthly Coupon Observation Dates, provided that the applicable reference value determined for the worst-performing Underlying Index remains at or above a specified coupon barrier on the relevant observation date. Following the No-Call Period, if the applicable reference value for the worst-performing Underlying Index reaches or exceeds a specified autocallable barrier on a scheduled quarterly Call Observation Date, the synthetic autocallable note will be deemed to mature early, and the associated notional exposure will be replaced with a new synthetic autocallable note within the Autocallable Index. Although each synthetic autocallable note’s return profile depends indirectly on the performance of the Underlying ETFs, after giving effect to the Underlying Index methodology, positive returns generally are expected to be reflected through coupons, and the synthetic autocallable notes generally will not participate in any capital appreciation or other gains of the Underlying Indexes and/or Underlying ETFs.Each synthetic autocallable note is expected to include a Memory Coupon feature, which may have a cumulative or “snowballing” effect, under which a Coupon Payment that was not reflected for a prior Coupon Observation Date may be carried forward and reflected on a later Coupon Observation Date or upon an autocall if the applicable conditions under the Autocallable Index methodology are satisfied. The Memory Coupon feature does not guarantee that any Coupon Payment, including any carried-forward Coupon Payment, will be made.The synthetic autocallable notes represented in the Autocallable Index are expected to include a “one-star” feature. Under a one-star feature, if the best-performing Underlying Index is at or above a specified level at maturity, the Autocallable Index, through the applicable synthetic autocallable note, will reflect the return of the synthetic autocallable note’s notional amount even if the worst-performing Underlying Index is below its Maturity Barrier Level. The one-star feature does not guarantee that the Fund will make distributions or avoid losses.The Autocallable Index is normally reconstituted and rebalanced weekly. Synthetic autocallable notes that are called or mature generally will be replaced with newly originated synthetic autocallable notes having substantially similar parameters, and Coupon Payments, termination proceeds and other cash flows generally will be reinvested in replacement positions or reflected in the calculation of the Autocallable Index. The tables below set forth examples of favorable, medium, and unfavorable payout and return scenarios on various observation dates during the life of a synthetic autocallable note based on the performance of the Underlying Indexes:FavorableObservationWorst-of (% of initial)OutcomeMonth 1105%Above the Coupon Barrier Level: Coupon Payment paid.Month 2110%Above the Coupon Barrier Level: Coupon Payment paid. Above 100%, but not a Call Observation Date; Note continues.Month 3 (Call Observation Date)107%At or above 100% on a Call Observation Date: note autocalled. Final Coupon Payment paid; principal returned in full.MediumObservationWorst-of (% of initial)OutcomeMonth 3461%Below the Coupon Barrier Level: Coupon Payment deferred.Month 3563%Below the Coupon Barrier Level: Coupon Payment deferred.Month 36 (Maturity Date)78%Above the Maturity Barrier Level at the Maturity Date: final Coupon Payment Paid and all Memory Coupons paid; principal protected in full.Unfavorable, one-star rescueObservationWorst-of (% of initial)OutcomeMonth 3458% / 97%Below the Coupon Barrier Level: Coupon Payment deferred.Month 3556% / 101%Below the Coupon Barrier Level: Coupon Payment deferred.Month 36 (Maturity Date)60% / 106%Worst-of Underlying Index below the 65% Maturity Barrier Level, but the best-of Underlying Index at or above its initial level: one-star feature applies and principal is protected in full. The final Coupon Payment and all deferred Coupon Payments are still forfeited, since Coupon Payments are determined by the worst-of Underlying Index.Other Fund FeaturesCoupons reflected by synthetic autocallable notes in the Autocallable Index are distinct from the Fund’s distributions to shareholders. The Fund expects to make periodic monthly distributions in amounts that are determined in part by reference to the Autocallable Index, although distributions are not guaranteed and the amount and timing of distributions may vary. Whether the Fund makes distributions is not contingent on the synthetic autocallable notes in the Autocallable Index reflecting earned coupons. Because the Fund may seek to make regular periodic distributions, distributions may at times exceed the Fund’s current and accumulated earnings and profits. To the extent that occurs, a portion of the Fund’s distributions may be treated as a return of capital for federal income tax purposes. Distributions treated as a return of capital reduce a shareholder’s tax basis in Fund shares and generally increase the amount of gain or decrease the amount of loss recognized upon a later sale.The Fund is actively managed and will not seek to replicate or track the Autocallable Index. In addition to the swaps referencing the Autocallable Index, the Fund will invest the remainder of its assets in U.S. Treasury securities (generally expected to have remaining maturities of one year or less), cash, cash equivalents as well as other U.S. Treasury securities, eligible collateral investments and ETFs that provide exposure to U.S. Treasury securities, box spreads and/or other interest-rate instruments, including ETFs advised by the Advisor or its affiliates and ETFs advised by unaffiliated investment advisers. “Box spreads” are options-based positions designed to seek a fixed payment at expiration while minimizing exposure to movements in the value of an underlying reference asset. The options contracts comprising the box spreads may include FLexible EXchange® option contracts (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund initially expects to enter into swap agreements with a single counterparty. The identity of the Fund’s swap counterparty (or counterparties) at any given time will be available as part of the Fund’s daily holdings disclosure, which is provided on harborcapital.com on each business day prior to the opening of regular trading on the listing exchange. The Fund expects to enter into swap agreements with counterparties that either have publicly available financial information or are subsidiaries of parent companies that have publicly available financial information.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with distributions (current income) through exposure to an index designed to replicate the performance of a diversified portfolio of synthetic autocallable notes. An autocallable note is a hybrid financial instrument that pays income (or coupons) based on the performance of a reference asset or index.The Fund obtains exposure to a laddered portfolio of notes with different starting dates throughout the year so that the equity index performance linked to each note will normally produce a different outcome for each note. Each synthetic autocallable note included in the Autocallable Index is linked to three specially designed U.S. equity indexes, with the weakest-performing of the three indexes generally determining how the note performs, as follows:■Contingent Coupon Payments: Each note generates a monthly coupon if, on the monthly measurement date, the weakest index is at least 65% of its level when that note began – that is, if it has not declined by more than 35%. If the weakest index is below that level on the measurement date, the coupon is deferred and may be paid later under the note’s memory feature, but it may never be paid. ■Autocall Outcomes: If the weakest index is at or above its starting level on a quarterly call date, the note ends early and is replaced with a new note. ■Maturity Outcomes: If a note reaches maturity and the weakest index is at least 65% of its starting level, the note repays its full starting amount. If the weakest index is below 65% at maturity, however, the note generally reflects the weakest index’s entire percentage decline from its starting level – not merely the amount below 65% – and the Fund may suffer a substantial loss.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus borrowings for investment purposes, in unfunded total return swaps referencing the NYSE Structured Autocallable High Income Index (the “Autocallable Index”). For purposes of determining compliance with this 80% investment policy, the Fund values such swaps at their notional value.
Harbor Structured Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with distributions (current income) through exposure to an index designed to replicate the performance of a diversified portfolio of synthetic autocallable notes. An autocallable note is a hybrid financial instrument that pays income (or coupons) based on the performance of a reference asset or index.Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus borrowings for investment purposes, in unfunded total return swaps referencing the NYSE Structured Autocallable Premium Income Index (the “Autocallable Index”). For purposes of determining compliance with this 80% investment policy, the Fund values such swaps at their notional value. Swaps are derivatives used to provide exposure to the performance of an underlying reference asset without requiring the Fund to purchase that asset directly. An unfunded total return swap is a derivative contract with a counterparty under which the Fund obtains economic exposure to the Autocallable Index without paying the full notional amount upfront, instead making or receiving payments based on the performance of the Autocallable Index while generally holding cash or other assets to meet collateral and liquidity requirements.Through its use of derivatives to gain exposure to the Autocallable Index, the Fund seeks to generate current income in exchange for accepting significant equity-market risk. The Fund obtains exposure to a laddered portfolio of notes with different starting dates throughout the year so that the equity index performance linked to each note will normally produce a different outcome for each note. Each synthetic autocallable note included in the Autocallable Index is linked to three specially designed U.S. equity indexes, with the weakest-performing of the three indexes generally determining how the note performs, as follows:■Contingent Coupon Payments: Each note generates a monthly coupon if, on the monthly measurement date, the weakest index is at least 65% of its level when that note began – that is, if it has not declined by more than 35%. If the weakest index is below that level on the measurement date, the coupon is deferred and may be paid later under the note’s memory feature, but it may never be paid. ■Autocall Outcomes: If the weakest index is at or above its starting level on a quarterly call date, the note ends early and is replaced with a new note. ■Maturity Outcomes: If a note reaches maturity and the weakest index is at least 65% of its starting level, the note repays its full starting amount. If the weakest index is below 65% at maturity, however, the note generally reflects the weakest index’s entire percentage decline from its starting level – not merely the amount below 65% – and the Fund may suffer a substantial loss.In return for accepting these risks, the Fund seeks to provide current income in the form of monthly distributions. Those distributions are separate from the coupons generated by the notes, are not guaranteed, may include return of capital, and may be reduced or discontinued. The Fund does not provide principal protection or participation in stock market gains, and its share price may decline significantly, including during periods when some notes are generating coupons or the Fund is making distributions.The Fund’s investment adviser is Harbor Capital Advisors, Inc. (the “Advisor”). Swap Reference Index: The Autocallable IndexThe Autocallable Index is a rules-based index calculated, maintained, administered and published by ICE Data Indices, LLC. The Autocallable Index seeks to replicate the total return performance of a laddered portfolio of synthetic autocallable notes. The Autocallable Index consists of a theoretical portfolio of approximately 52 synthetic autocallable notes arranged in a laddered structure with staggered entry points, observation dates and maturity dates. A portfolio with a “laddered structure” consists of multiple positions with multiple expiration dates, to reduce the risk of reinvesting a large portion of assets in unfavorable market environments. The laddered structure is intended to diversify market entry points and maturity profiles and may help smooth the contingent coupon profile over time. It does not, however, eliminate the risk of substantial losses during broad or prolonged equity-market declines. Autocallable Index Components: Synthetic Autocallable NotesEach synthetic autocallable note in the Autocallable Index references three underlying indexes (with payouts generally based on the worst-performing of the three indexes, as described further below) (each, an “Underlying Index”, and collectively the “Underlying Indexes”). Each Underlying Index tracks volatility- and correlation-adjusted exposure to the performance of one of three underlying exchange-traded funds. The underlying exchange-traded funds are the SPDR S&P 500 ETF Trust (“SPY”), Invesco QQQ Trust (“QQQ”) and iShares Russell 2000 ETF (“IWM”) (each, an “Underlying ETF”, and collectively, the “Underlying ETFs”).Each Underlying Index methodology is expected to apply a volatility-control mechanism that seeks to target a volatility level of 35% and a correlation-control mechanism that seeks to target a pairwise correlation level of 85%. Each Underlying Index will be calculated on an excess return basis and will be subject to the following embedded costs: transaction cost, applied to changes in the Underlying Index exposure; holding cost, an annualized charge on the Underlying Index exposure; decrement, an annualized deduction from the composite Underlying Index (6% per annum on each of SPY, QQQ and IWM); and financing cost based on the most recent effective federal funds rate. These deductions will reduce the level and performance of the Autocallable Index and the Underlying Indexes and, therefore, may reduce the Fund’s returns. In general, the higher the volatility level targeted for each Underlying Index, the greater the risk that a synthetic autocallable note referencing the Underlying Indexes will not earn coupon payments. If a synthetic autocallable note does not earn a coupon payment, such coupon payment will not be reflected in the Autocallable Index, which may negatively impact the Fund’s performance. The Underlying Index methodology for each Underlying Index may apply leverage to the exposure provided by the Underlying ETFs, which means the Underlying Index may reflect more than one dollar of exposure to those Underlying ETFs for each dollar of index value. The amount of leverage may vary based on prevailing market volatility, interest rates, expected coupon levels and other pricing inputs. Greater leverage may support higher potential coupon levels, but the use of leverage magnifies the effect of changes in the Underlying ETFs, increases exposure to the worst-performing Underlying Index and may increase the likelihood that coupons will not be reflected or that a maturity barrier will be breached.Contingent coupon payments, autocall outcomes and maturity outcomes of the synthetic autocallable notes represented in the Autocallable Index will be determined over the term of each applicable note by reference to the worst-performing Underlying Index. This structure is intended to provide the potential to limit downside losses for a given synthetic autocallable note represented in the Autocallable Index because the note generally will not participate in losses unless the maturity barrier applicable to the note under the Autocallable Index methodology is breached at maturity. If that maturity barrier is breached, however, the applicable synthetic autocallable note will be exposed to the entirety of the losses of the worst-performing Underlying Index on a one-to-one basis, offset by any coupons reflected by that synthetic autocallable note. As a result, the Autocallable Index may reflect adverse performance of one Underlying Index even if the other Underlying Indexes perform more favorably. There is no guarantee that the Fund will make distributions or that a synthetic autocallable note represented in the Autocallable Index will limit downside losses relative to an Underlying Index. The Fund may lose money. The potential to limit downside losses relative to the worst-performing Underlying Index is not the same as principal protection for an investor’s investment in the Fund, and shareholders may lose some or all of their investment in the Fund.Synthetic Autocallable Notes: Description of TermsThe synthetic autocallable notes represented in the Autocallable Index will have the following terms:TermDescriptionExpected ParametersCoupon PaymentA contingent payment amount that applies for a synthetic autocallable note if the applicable reference value is at or above a specified level on a specified observation date. Evaluated on each Coupon Observation Date until maturity.MonthlyMemory CouponA feature under which a Coupon Payment that is not reflected for a Coupon Observation Date is deferred and accumulated. On the next Coupon Observation Date, or at maturity or autocall, if the Coupon Barrier is met or exceeded by the worst-performing Underlying Index, the Coupon Payment then due is paid together with all previously deferred coupons. The Memory Coupon feature does not guarantee that any Coupon Payment will be reflected.YesCoupon Barrier LevelThe level that must be met or exceeded by the worst-performing Underlying Index on a Coupon Observation Date for a Coupon Payment to be reflected for that period.65%Coupon Observation DatePeriodic dates (expected to occur on a monthly basis) throughout the life of the synthetic autocallable note on which each Underlying Index is measured to evaluate the worst-performing Underlying Index against the Coupon Barrier Level.MonthlyAutocallable LevelThe level of the worst-performing Underlying Index at which the synthetic autocallable note will be automatically called, if the value of the worst-performing Underlying Index meets or exceeds such level on a Call Observation Date. Typically, the Autocallable Level will be set at the initial value of the applicable Underlying Index upon inclusion of the synthetic autocallable note in the Autocallable Index.As describedNo-Call PeriodPeriod during which a synthetic autocallable note cannot be called, regardless of the performance of the Underlying Indexes (e.g., three months).Minimum of 3 months following inclusion of the synthetic autocallable note in the Autocallable Index; 3 to 12 months for replacement notes per the Autocallable Index methodologyCall Observation DatePeriodic dates (expected to occur on a quarterly basis or every three months) through the life of the synthetic autocallable note on which each Underlying Index is measured to evaluate the worst-performing Underlying Index against the Autocallable Level (if outside the No-Call Period).QuarterlyMaturity DateDate on which the synthetic autocallable note expires, and amounts are paid out by the parties.33 months following the synthetic autocallable note’s first call date; 3 years to 3 years and 9 months following inclusion of the synthetic autocallable note in the Autocallable Index. Every synthetic autocallable note has exactly 12 quarterly Call Observation DatesMaturity Barrier LevelThreshold amount of loss of the worst-performing Underlying Index which, on the Maturity Date, determines the payout reflected under the synthetic autocallable note. If the Maturity Barrier Level is not breached, the hypothetical payout of the synthetic autocallable note will reflect the return of the notional amount allocated to the synthetic autocallable note. If the Maturity Barrier Level is breached, the Autocallable Index will reflect the percentage of losses experienced by the worst-performing Underlying Index over the duration of the synthetic autocallable note, offset by cumulative Coupon Payments reflected by the note.65%Autocallable Index Performance OutcomesThe performance of the Underlying Indexes for each synthetic autocallable note in the Autocallable Index is evaluated at one of three categories of measurement dates: (1) the Coupon Observation Dates; (2) the Call Observation Dates; and (3) the Maturity Date. Below is a sample hypothetical payout structure of a synthetic autocallable note:Evaluation TimingWorst-Performing Underlying Index LevelAutocallable Index OutcomeCoupon Observation Date EvaluationAt or above the Coupon Barrier LevelThe Coupon Payment is reflected and the synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any gains or losses of the worst-performing Underlying Index on that observation date.Below the Coupon Barrier LevelThe Coupon Payment is not reflected for that period, but the synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any losses of the worst-performing Underlying Index on that observation date.Call Observation Date EvaluationAt or above the Autocallable LevelThe synthetic autocallable note is automatically called and matures early. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any gains of the worst-performing Underlying Index beyond any Coupon Payments reflected under the index methodology.Below the Autocallable LevelThe synthetic autocallable note continues in existence. The Autocallable Index, through the applicable synthetic autocallable note, does not participate in any losses of the worst-performing Underlying Index on that Call Observation Date.Maturity Date EvaluationAt or above the Maturity Barrier LevelThe synthetic autocallable note returns the notional amount allocated to that note. The Autocallable Index, through the applicable synthetic autocallable note, experiences no gains or losses of the worst-performing Underlying Index over the duration of the note; gains, if any, are limited to cumulative Coupon Payments reflected by the note.Below the Maturity Barrier LevelThe synthetic autocallable note returns the notional amount allocated to that note, minus the entirety of the percentage losses of the worst-performing Underlying Index over the duration of the note. Losses are equal to the losses of the worst-performing Underlying Index, offset by cumulative Coupon Payments reflected by the note.Each synthetic autocallable note in the Autocallable Index is expected to have substantially similar structural terms. In general, each synthetic autocallable note is expected to have a term of approximately three years and an initial No-Call Period of approximately three months. It is anticipated that the Coupon Barrier Levels for the Autocallable Index will be approximately 65% of the Autocallable Level and the Maturity Barrier Levels for the Autocallable Index will be approximately 65% of the Autocallable Level. During its term, each synthetic autocallable note is expected to reflect a contingent coupon on scheduled monthly Coupon Observation Dates, provided that the applicable reference value determined for the worst-performing Underlying Index remains at or above a specified coupon barrier on the relevant observation date. Following the No-Call Period, if the applicable reference value for the worst-performing Underlying Index reaches or exceeds a specified autocallable barrier on a scheduled quarterly Call Observation Date, the synthetic autocallable note will be deemed to mature early, and the associated notional exposure will be replaced with a new synthetic autocallable note within the Autocallable Index. Although each synthetic autocallable note’s return profile depends indirectly on the performance of the Underlying ETFs, after giving effect to the Underlying Index methodology, positive returns generally are expected to be reflected through coupons, and the synthetic autocallable notes generally will not participate in any capital appreciation or other gains of the Underlying Indexes and/or Underlying ETFs.Each synthetic autocallable note is expected to include a Memory Coupon feature, which may have a cumulative or “snowballing” effect, under which a Coupon Payment that was not reflected for a prior Coupon Observation Date may be carried forward and reflected on a later Coupon Observation Date or upon an autocall if the applicable conditions under the Autocallable Index methodology are satisfied. The Memory Coupon feature does not guarantee that any Coupon Payment, including any carried-forward Coupon Payment, will be made.The synthetic autocallable notes represented in the Autocallable Index are expected to include a “one-star” feature. Under a one-star feature, if the best-performing Underlying Index is at or above a specified level at maturity, the Autocallable Index, through the applicable synthetic autocallable note, will reflect the return of the synthetic autocallable note’s notional amount even if the worst-performing Underlying Index is below its Maturity Barrier Level. The one-star feature does not guarantee that the Fund will make distributions or avoid losses.The Autocallable Index is normally reconstituted and rebalanced weekly. Synthetic autocallable notes that are called or mature generally will be replaced with newly originated synthetic autocallable notes having substantially similar parameters, and Coupon Payments, termination proceeds and other cash flows generally will be reinvested in replacement positions or reflected in the calculation of the Autocallable Index. The tables below set forth examples of favorable, medium, and unfavorable payout and return scenarios on various observation dates during the life of a synthetic autocallable note based on the performance of the Underlying Indexes:FavorableObservationWorst-of (% of initial)OutcomeMonth 1103%Above the Coupon Barrier Level: Coupon Payment paid.Month 298%Above the Coupon Barrier Level: Coupon Payment paid.Month 3 (Call Observation Date)101%At or above 100% on a Call Observation Date: note autocalled. Final Coupon Payment paid; principal returned in full.Medium, Memory Coupons paid at callObservationWorst-of (% of initial)OutcomeMonth 462%Below the Coupon Barrier Level: Coupon Payment deferred.Month 564%Below the Coupon Barrier Level: Coupon Payment deferred.Month 6 (Call Observation Date)104%At or above 100% on a Call Observation Date: note autocalled. Principal returned in full and every Memory Coupon paid, since a called note always exits whole.Unfavorable, broad declineObservationWorst-of (% of initial)OutcomeMonth 3455% / 90%Below the Coupon Barrier Level: Coupon Payment deferred.Month 3552% / 88%Below the Coupon Barrier Level: Coupon Payment deferred.Month 36 (Maturity Date)58% / 92%Worst-of Underlying Index below the 65% Maturity Barrier Level and all three Underlying Indexes below their initial levels: one-star does not apply. No Coupon Payments, deferred Coupon Payments forfeited, principal not protected; the loss equals the worst-of Underlying Index’s full decline from its initial level.Other Fund FeaturesCoupons reflected by synthetic autocallable notes in the Autocallable Index are distinct from the Fund’s distributions to shareholders. The Fund expects to make periodic monthly distributions in amounts that are determined in part by reference to the Autocallable Index, although distributions are not guaranteed and the amount and timing of distributions may vary. Whether the Fund makes distributions is not contingent on the synthetic autocallable notes in the Autocallable Index reflecting earned coupons. Because the Fund may seek to make regular periodic distributions, distributions may at times exceed the Fund’s current and accumulated earnings and profits. To the extent that occurs, a portion of the Fund’s distributions may be treated as a return of capital for federal income tax purposes. Distributions treated as a return of capital reduce a shareholder’s tax basis in Fund shares and generally increase the amount of gain or decrease the amount of loss recognized upon a later sale.The Fund is actively managed and will not seek to replicate or track the Autocallable Index. In addition to the swaps referencing the Autocallable Index, the Fund will invest the remainder of its assets in U.S. Treasury securities (generally expected to have remaining maturities of one year or less), cash, cash equivalents as well as other U.S. Treasury securities, eligible collateral investments and ETFs that provide exposure to U.S. Treasury securities, box spreads and/or other interest-rate instruments, including ETFs advised by the Advisor or its affiliates and ETFs advised by unaffiliated investment advisers. “Box spreads” are options-based positions designed to seek a fixed payment at expiration while minimizing exposure to movements in the value of an underlying reference asset. The options contracts comprising the box spreads may include FLexible EXchange® option contracts (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund initially expects to enter into swap agreements with a single counterparty. The identity of the Fund’s swap counterparty (or counterparties) at any given time will be available as part of the Fund’s daily holdings disclosure, which is provided on harborcapital.com on each business day prior to the opening of regular trading on the listing exchange. The Fund expects to enter into swap agreements with counterparties that either have publicly available financial information or are subsidiaries of parent companies that have publicly available financial information.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with distributions (current income) through exposure to an index designed to replicate the performance of a diversified portfolio of synthetic autocallable notes. An autocallable note is a hybrid financial instrument that pays income (or coupons) based on the performance of a reference asset or index.The Fund obtains exposure to a laddered portfolio of notes with different starting dates throughout the year so that the equity index performance linked to each note will normally produce a different outcome for each note. Each synthetic autocallable note included in the Autocallable Index is linked to three specially designed U.S. equity indexes, with the weakest-performing of the three indexes generally determining how the note performs, as follows:■Contingent Coupon Payments: Each note generates a monthly coupon if, on the monthly measurement date, the weakest index is at least 65% of its level when that note began – that is, if it has not declined by more than 35%. If the weakest index is below that level on the measurement date, the coupon is deferred and may be paid later under the note’s memory feature, but it may never be paid. ■Autocall Outcomes: If the weakest index is at or above its starting level on a quarterly call date, the note ends early and is replaced with a new note. ■Maturity Outcomes: If a note reaches maturity and the weakest index is at least 65% of its starting level, the note repays its full starting amount. If the weakest index is below 65% at maturity, however, the note generally reflects the weakest index’s entire percentage decline from its starting level – not merely the amount below 65% – and the Fund may suffer a substantial loss.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus borrowings for investment purposes, in unfunded total return swaps referencing the NYSE Structured Autocallable Premium Income Index (the “Autocallable Index”). For purposes of determining compliance with this 80% investment policy, the Fund values such swaps at their notional value.